CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Non-current assets
Intangible assets	$ 5,688		$ 5,670	[1]	$ 6,786
Total non-current assets	13,560	$ 12,928	10,992	[1]
Total current assets	2,499		3,110	[1]
Total assets	16,059	15,981	14,102	[1]
Equity	1,226	3,667	3,670	[1]
Total equity and liabilities	16,059	$ 15,981	14,102	[1]
Veon Ltd.
Non-current assets
Intangible assets	10		9		37
Tangible fixed assets	15		4		7
Financial fixed assets	1,152		3,590		4,236
Total non-current assets	1,177		3,603		4,280
Total current assets	393		435		394
Total assets	1,570		4,038		4,674
Equity	1,226		3,670		4,331
Total liabilities	344		368		343
Total equity and liabilities	$ 1,570		$ 4,038		$ 4,674

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.